Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash collateral - netted
Cash collateral paid	36,662	37,639
Cash collateral received	33,373	36,474
Cash collateral - not netted
Cash collateral paid	10,904	15,809
Cash collateral received	12,224	11,934
Bank
Cash collateral - netted
Cash collateral paid	36,715	37,883
Cash collateral received	33,274	36,326
Cash collateral - not netted
Cash collateral paid	10,904	15,812
Cash collateral received	12,224	11,933